Investments in associates and joint ventures - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Investments In Joint Ventures And Associates [Line Items]
Other current liabilities	¥ 1,350,951	¥ 1,448,402
Sony Honda Mobility Inc [Member]
Investments In Joint Ventures And Associates [Line Items]
Additional amount of loss of equity method investment	44,900
Other current liabilities	¥ 25,200